ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	$ 221	$ 341
Other comprehensive loss before hedging activities	457	(117)
Other comprehensive (loss) gain resulting from hedging activities	(37)	(3)
Accumulated other comprehensive income, ending balance	641	221
Reclassification adjustments on change in value of forward elements of forward contracts, before tax	17	16
Currency Translation Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	211	307
Other comprehensive loss before hedging activities	436	(106)
Other comprehensive (loss) gain resulting from hedging activities	(27)	10
Accumulated other comprehensive income, ending balance	620	211
Cash Flow Hedge Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	18	31
Other comprehensive loss before hedging activities	0	0
Other comprehensive (loss) gain resulting from hedging activities	(10)	(13)
Accumulated other comprehensive income, ending balance	8	18
Pension and other Post-Retirement Benefit Plan Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	(8)	3
Other comprehensive loss before hedging activities	21	(11)
Other comprehensive (loss) gain resulting from hedging activities	0	0
Accumulated other comprehensive income, ending balance	$ 13	$ (8)